CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 918	$ 4,386
Accounts receivable, net	22,683	14,965
Income tax receivable	150	150
Other current assets	104	618
Due from PEs	5,734	4,856
Due from related parties		334
Total current assets	29,589	24,975
Equity method investments	638	608
Fixed assets	109	356
Operating lease right of use asset		124
Finance lease right of use asset	877	608
Deferred tax asset, net	144
Intangibles, net	3,763	4,115
Goodwill	4,448	2,857
Total assets	39,568	33,643
Current liabilities
Accounts payable and accrued liabilities	2,069	2,871
Current portion of debt		4,100
Current portion of lease liability	579	521
Current portion of acquisition liability	306
Other current liabilities	10	96
Total current liabilities	2,964	7,588
Lease liability, net of current portion	750	772
Debt, net of current portion	10,451	2,251
Acquisition liability	561
Acquisition share issuance liability	540	540
Fair value of stock option liability	40	16
Performance share issuance liability		2,668
Deferred tax liability, net		599
Total liabilities	15,306	14,434
Commitments and contingencies (Note 7)
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 180,000,000 shares authorized; 11,839,304 and 11,275,788 shares issued and outstanding, as of September 30, 2021 and December 31, 2020, respectively	12	11
Additional paid-in capital	38,385	30,886
Accumulated deficit	(14,135)	(11,688)
Total shareholders' equity	24,262	19,209
Total liabilities and shareholders' equity	$ 39,568	$ 33,643